Mineral Stream Interests - Schedule of Mineral Stream Interests (Parenthetical) (Detail) - USD ($) shares in Millions, $ in Millions	Apr. 10, 2017	Jun. 30, 2018	Dec. 31, 2017
Alexco Resource Corp [member]
Disclosure Of Mineral Stream Interests [line items]
Common shares received	3
Fair value of shares received	$ 5
Accumulated impairment [member] | Keno Hill [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges		$ 11	$ 11
Accumulated impairment [member] | Pascua-Lama [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges		338	338
Accumulated impairment [member] | Seven hundred and seventy seven [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges		64	64
Accumulated impairment [member] | Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges		120	120
Accumulated impairment [member] | Seven hundred and seventy seven [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges		$ 151	$ 151